SCHEDULE OF CONVERTIBLE DEBT, NET (Details) - USD ($)		9 Months Ended		12 Months Ended
		Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020	May 10, 2022	Mar. 21, 2022
ConvertibleDebtLineItems [Line Items]
Subtotal							$ 33,056
Total, Accrued Interest Balance		$ 4,267,426		$ 3,724,455		$ 5,474,608
Total, Principal Balance		2,252,659		1,993,603		4,549,479
Less debt discounts, Principal Balance		161,099		6,178		0
Less debt discounts, Principal Balance		(161,099)		(6,178)		0
Less debt discounts, Accrued Interest Balance
Net, Principal Balance		2,091,560		1,987,425		4,549,479
Net, Accrued Interest Balance		$ 4,267,426		$ 3,724,455		5,474,608
Westmount Holdings International Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal		$ 537,317		$ 537,317		537,317
Total, Accrued Interest Balance		$ 949,308		893,044		817,819
Tangiers Investment Group LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	[1]	10.00%
Default Rate	[1]	20.00%
Subtotal	[1]
Total, Accrued Interest Balance	[1]	$ 891		$ 891
Tangiers Investment Group LLC [Member] | Loan Date March 9, 2013 and Due Date March 9, 2014 [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				10.00%
Default Rate				20.00%
Subtotal
Total, Accrued Interest Balance				891		891
Tangiers Investment Group LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	[1]	10.00%
Default Rate	[1]	20.00%
Subtotal	[1]	$ 75,000		75,000
Total, Accrued Interest Balance	[1]	$ 118,438		107,219
Tangiers Investment Group LLC Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate	[1]	0.00%
Default Rate	[1]	15.00%
Subtotal	[1]	$ 47,000		47,000
Total, Accrued Interest Balance	[1]	$ 62,892		62,892
Conversion Price		$ 0.0006
Tangiers Investment Group LLC Three [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		0.00%
Default Rate		20.00%
Subtotal		$ 10,000		10,000
Total, Accrued Interest Balance		$ 6,663		6,663
Conversion Price		$ 0.0006
Tangiers Investment Group LLC Four [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%
Default Rate		20.00%
Subtotal		$ 30,910		30,910
Total, Accrued Interest Balance		$ 18,445		18,445
Conversion Price		$ 0.0006
Tangiers Investment Group LLC Five [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%
Default Rate		20.00%
Subtotal		$ 105,000		105,000
Total, Accrued Interest Balance		$ 12,628		4,775
Conversion Price		$ 0.001
Tangiers Investment Group LLC Six [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%
Default Rate		20.00%
Subtotal		$ 105,000		105,000
Total, Accrued Interest Balance		$ 11,033		3,279
Conversion Price		$ 0.001
Tangiers Investment Group LLC Seven [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		16.00%
Subtotal		$ 55,000
Total, Accrued Interest Balance		$ 3,490
Conversion Price		$ 0.0002
Lloyd T Spencer [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		16.00%
Subtotal		$ 66,000
Total, Accrued Interest Balance		$ 4,492
Conversion Price		$ 0.000002
Dakota [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal		$ 200,000		$ 200,000		200,000
Total, Accrued Interest Balance		$ 237,425		$ 216,482		188,842
Zoom Marketing [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		5.00%		5.00%
Default Rate		10.00%		10.00%
Subtotal		$ 65,000		$ 65,000		65,000
Total, Accrued Interest Balance		$ 60,680		$ 55,819		49,319
Burrington Capital, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%		10.00%
Default Rate		15.00%		15.00%
Subtotal		$ 25,000		$ 25,000		25,000
Total, Accrued Interest Balance		$ 61,581		$ 52,447		41,721
Patrick Ferro [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal		$ 26,825		$ 26,825		26,825
Total, Accrued Interest Balance		$ 37,757		$ 34,948		31,193
Barry Liben [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		0.00%		0.00%
Default Rate		0.00%		0.00%
Subtotal		$ 52,800		$ 52,800		52,800
Total, Accrued Interest Balance
Jared Robert [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%		10.00%
Default Rate		15.00%		15.00%
Subtotal		$ 20,000		$ 20,000		20,000
Total, Accrued Interest Balance		$ 42,475		$ 35,883		28,144
Raphael Cariou [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%		10.00%
Default Rate		15.00%		15.00%
Subtotal		$ 7,000		$ 7,000		7,000
Total, Accrued Interest Balance		$ 24,038		$ 20,763		16,918
Raphael Cariou One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		24.00%		24.00%
Default Rate		29.00%		29.00%
Subtotal		$ 82,178		$ 82,178		82,178
Total, Accrued Interest Balance		$ 630,692		$ 493,167		349,820
Raphael Cariou Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		24.00%		24.00%
Default Rate		29.00%		29.00%
Subtotal		$ 94,178		$ 94,178		94,178
Total, Accrued Interest Balance		$ 706,756		$ 552,242		391,187
Redwood Management LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal		$ 123,936		$ 123,936		123,936
Total, Accrued Interest Balance		$ 166,307		$ 153,329		135,978
Ags Capital Group LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal		$ 8,640		$ 8,640		8,640
Total, Accrued Interest Balance		$ 113,568		$ 101,485		87,176
Ags Capital Group LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal		$ 42,000		$ 42,000		42,000
Total, Accrued Interest Balance		$ 117,733		$ 101,941		83,278
Tim Burgess [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		8.00%		8.00%
Default Rate		15.00%		15.00%
Subtotal		$ 50,000		$ 50,000		50,000
Total, Accrued Interest Balance		$ 140,633		$ 136,914		129,414
Conversion Price		$ 1.00		$ 1.00
Azriel Nagar [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		8.00%		8.00%
Default Rate		15.00%		15.00%
Subtotal		$ 50,000		$ 50,000		50,000
Total, Accrued Interest Balance		$ 140,633		$ 136,914		129,414
Conversion Price		$ 1.00		$ 1.00
Kelburgh, Ltd [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%		10.00%
Default Rate		15.00%		15.00%
Subtotal		$ 13,000		$ 13,000		13,000
Total, Accrued Interest Balance		$ 49,953		$ 43,311		35,512
Premier IT Solutions [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%		10.00%
Default Rate		15.00%		15.00%
Subtotal		$ 21,962		$ 21,962		21,962
Total, Accrued Interest Balance		$ 88,754		$ 77,073		63,358
LG Capital Funding LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%		12.00%
Default Rate		24.00%		24.00%
Subtotal		$ 32,000		$ 32,000		32,000
Total, Accrued Interest Balance		$ 61,862		$ 56,137		48,457
LG Capital Funding LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%		12.00%
Default Rate		24.00%		24.00%
Subtotal		$ 20,625		$ 20,625		20,625
Total, Accrued Interest Balance		$ 35,796		$ 32,094		27,144
LG Capital Funding LLC Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%		12.00%
Default Rate		24.00%		24.00%
Subtotal		$ 24,000		$ 24,000		24,000
Total, Accrued Interest Balance		$ 46,411		$ 42,103		36,343
Barclay Lyons [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		21.00%	[2]	21.00%
Default Rate		36.00%	[2]	36.00%
Subtotal		$ 10,750	[2]	$ 10,750	[2]	10,750
Total, Accrued Interest Balance		$ 44,378	[2]	$ 41,484	[2]	37,614
Blackridge Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%		10.00%
Default Rate		15.00%		15.00%
Subtotal		$ 6,985		$ 6,985		6,985
Total, Accrued Interest Balance		$ 120,356		$ 106,920		94,596
Blackridge Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		8.00%		8.00%
Default Rate		8.00%		8.00%
Subtotal		$ 5,000		$ 5,000		5,000
Total, Accrued Interest Balance		$ 4,715		$ 4,152		3,451
Julian Herskowitz [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		8.00%		8.00%
Default Rate		15.00%		15.00%
Subtotal
Total, Accrued Interest Balance		$ 16,287		$ 16,287		16,287
Patrick Tuohy [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		14.00%		14.00%
Default Rate		14.00%		14.00%
Subtotal
Total, Accrued Interest Balance		$ 153		$ 153		153
Richard Wynns [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		5.00%		5.00%
Default Rate		5.00%		5.00%
Subtotal		$ 7,500		$ 7,500		7,500
Total, Accrued Interest Balance		$ 7,313		$ 7,127		6,752
Conversion Price		$ 0.15		$ 0.15
Richard Wynns One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		10.00%	[3]	10.00%
Default Rate		10.00%	[3]	10.00%
Subtotal		$ 93,997	[3]	$ 93,997	[3]	93,998
Total, Accrued Interest Balance		$ 115,121	[3]	108,072	[3]	98,672
Net, Principal Balance				93,998
Mac Rab LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		16.00%
Subtotal		$ 33,056
Total, Accrued Interest Balance		$ 1,554
Conversion Price		$ 0.0002
B H P Capital N Y Inc [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 25,000
Total, Accrued Interest Balance		$ 641
Conversion Price		$ 0.0002
Quick Capital L L C [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 25,000
Total, Accrued Interest Balance		$ 641
Conversion Price		$ 0.0002
Robert Papiri [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 10,000
Total, Accrued Interest Balance		$ 253
Conversion Price		$ 0.0002
Robert Papiri One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 2,500
Total, Accrued Interest Balance		$ 63
Conversion Price		$ 0.0002
RPG Capital Partners Inc [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 2,500
Total, Accrued Interest Balance		$ 63
Conversion Price		$ 0.0002
RPG Capital Partners Inc One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 25.0000
Total, Accrued Interest Balance		$ 469
Conversion Price		$ 0.0002
RPG Capital Partners Inc Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate		12.00%
Default Rate		12.00%
Subtotal		$ 15,000
Total, Accrued Interest Balance		$ 89
Conversion Price		$ 0.0002
TA Global [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				6.00%
Default Rate				18.00%
Subtotal						2,715,990
Total, Accrued Interest Balance						2,298,634
Tangiers One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				10.00%
Default Rate				20.00%
Subtotal						17,000
Total, Accrued Interest Balance						22,547
Tangiers assigned from Zoom [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				10.00%
Default Rate				20.00%
Subtotal				$ 75,000		75,000
Total, Accrued Interest Balance				$ 107,219		92,219
Tangiers Two [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				0.00%
Default Rate				15.00%
Subtotal				$ 47,000		72,000
Total, Accrued Interest Balance				$ 62,892		61,264
Tangiers Three [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				0.00%
Default Rate				20.00%
Subtotal				$ 10,000		10,000
Total, Accrued Interest Balance				$ 6,663		6,411
Conversion Price				$ 0.0001
Tangiers Four [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				10.00%
Default Rate				20.00%
Subtotal				$ 30,910		30,910
Total, Accrued Interest Balance				$ 18,445		21,129
Conversion Price				$ 0.001
Tangiers Investment Group, LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				10.00%
Default Rate				20.00%
Subtotal				$ 105,000
Total, Accrued Interest Balance				$ 4,775
Conversion Price				$ 0.001				$ 0.0002
Tangiers Investment Group Five [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				10.00%
Default Rate				20.00%
Subtotal				$ 105,000
Total, Accrued Interest Balance				$ 3,279
Conversion Price				$ 0.001
RBB Capital LLC [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				8.00%
Default Rate				15.00%
Subtotal						7,683
Total, Accrued Interest Balance						21,271
RBB Capital LLC One [Member]
ConvertibleDebtLineItems [Line Items]
Interest Rate				8.00%
Default Rate				8.00%
Subtotal						202
Total, Accrued Interest Balance						$ 5,531

[1]	Lesser of (a) $0.02 or (b) 50% of the lowest volume weighted average price during the 30-day trading period prior to conversion.
[2]	Average of the five trading days prior to the applicable conversion date, with the number of conversion shares multiplied by 115%.
[3]	50% of the lesser of (i) the closing price on the day prior to conversion, or (ii) the volume-weighted-average closing price of the five-day trading period prior to conversion, though in no instance shall the conversion price be less than $0.0001.